CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net income (loss)		$ (369)	$ 233	$ 2,791
Adjustments:
Depreciation and amortization		2,185	2,323	2,300
Impairment charges (Note 6)		1,320	25	49
Loss on assets held for sale (Note 1)		0	571	0
Gain on asset and investment sales, net (Note 8)		(35)	(212)	(677)
Net loss (income) from discontinued operations (Note 1)		(30)	(57)	(163)
Reclamation and remediation		892	1,827	353
Charges from pension settlement (Note 11)		137	4	92
Stock-based compensation (Note 12)		73	72	72
Deferred income taxes (Note 10)		(278)	(109)	(222)
Change in fair value of investments (Note 9)		46	135	(252)
Other non-cash adjustments		98	(5)	252
Net change in operating assets and liabilities (Note 24)		(841)	(541)	295
Net cash provided by (used in) operating activities of continuing operations		3,198	4,266	4,890
Net cash provided by (used in) operating activities of discontinued operations (Note 1)		22	13	(8)
Net cash provided by (used in) operating activities		3,220	4,279	4,882
Investing activities:
Additions to property, plant and mine development		(2,131)	(1,653)	(1,302)
Purchases of investments		(940)	(59)	(37)
Contributions to equity method investees		(194)	(150)	(60)
Proceeds from sales of investments		171	194	307
Maturities of investments		93	0	0
Return of investment from equity method investees		62	18	58
Acquisitions, net	[1]	(15)	(328)	0
Proceeds from sales of mining operations and other assets, net		16	84	1,156
Other		(45)	26	44
Net cash provided by (used in) investing activities of continuing operations		(2,983)	(1,868)	166
Net cash provided by (used in) investing activities of discontinued operations (Note 1)		0	0	(75)
Net cash provided by (used in) investing activities		(2,983)	(1,868)	91
Financing activities:
Dividends paid to common stockholders		(1,746)	(1,757)	(834)
Acquisition of noncontrolling interests (Note 1)		(348)	0	0
Distributions to noncontrolling interests		(191)	(200)	(197)
Funding from noncontrolling interests		117	100	112
Repayment of debt		(89)	(1,382)	(1,160)
Payments on lease and other financing obligations (Note 21)		(66)	(73)	(66)
Payments for withholding of employee taxes related to stock-based compensation		(39)	(32)	(48)
Proceeds from issuance of debt, net (Note 20)		0	992	985
Repurchases of common stock (Note 2)		0	(525)	(521)
Other		6	(81)	49
Net cash provided by (used in) financing activities		(2,356)	(2,958)	(1,680)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(30)	(8)	6
Net change in cash, cash equivalents and restricted cash		(2,149)	(555)	3,299
Cash, cash equivalents and restricted cash at beginning of period		5,093	5,648	2,349
Cash, cash equivalents and restricted cash at end of period		2,944	5,093	5,648
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents		2,877	4,992	5,540
Restricted cash included in Other current assets		1	2	2
Restricted cash included in Other non-current assets		66	99	106
Total cash, cash equivalents and restricted cash		2,944	5,093	5,648
Supplemental cash flow information:
Income and mining taxes paid, net of refunds		1,122	1,534	400
Interest paid, net of amounts capitalized		$ 172	$ 229	$ 261

[1]	Acquisitions, net for the year ended December 31, 2021 is primarily related to the asset acquisition of the remaining 85.1% of GT Gold. Refer to Note 1 for additional information.